Share-based compensation - Movement of share options outstanding (Details)	12 Months Ended
	Dec. 31, 2023 EquityInstruments $ / shares	Dec. 31, 2022 EquityInstruments $ / shares
Number of options
Balance - Beginning of period, Number of options | EquityInstruments	1,812,450	697,841
Granted, Number of options | EquityInstruments	1,202,400	1,245,400
Forfeited, Number of options | EquityInstruments	(314,773)	(130,791)
Balance - End of period, Number of options | EquityInstruments	2,700,077	1,812,450
Options exercisable - End of period, Number of options | EquityInstruments	735,050	205,229
Weighted average exercise price
Balance - Beginning of period, Weighted average exercise price | $ / shares	$ 11.52	$ 21.21
Granted, Weighted average exercise price | $ / shares	6.59	6.43
Forfeited, Weighted average exercise price | $ / shares	8.86	14.74
Balance - End of period, Weighted average exercise price | $ / shares	9.64	11.52
Options exercisable - End of period, Weighted average exercise price | $ / shares	$ 14.18	$ 21.32